Summary of significant accounting policies (Details Narrative)	12 Months Ended		24 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Working capital	$ 537,911	$ 783,444	$ 537,911
Comprehensive loss	(1,796,133)	(1,719,416)
Net cash provided (used) by operating activities	(427,442)	(465,076)
Allowances for doubtful accounts	$ 43,068	$ 37,898
Estimated residual value, percentage		5.00%
Description of Value Added Tax	The Company’ revenue is subject to a VAT rate of 17% before April 30, 2018, a VAT rate of 16% from May 1, 2018 to March 31, 2019 and a VAT rate of 13% from April 1, 2019 onwards.
Cash and cash equivalents	$ 55,950	$ 468,229	55,950
Offering cost			$ (133,480)
Average Translation Rate [Member]
Exchange rate on liability | $ / shares	$ 1.00	$ 1.00	$ 1.00
Foreign Currency Exchange Rate, Translation	6.8976	6.8985	6.8976
USD to RMB [Member]
Exchange rate on liability | $ / shares	$ 1.00	$ 1.00	$ 1.00
Foreign Currency Exchange Rate, Translation	6.5249	6.9762	6.5249
Deferred IPO Costs [Member]
Offering cost	$ 133,480